Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

On January 22, 2021, the board of directors of the Company appointed Michael L. Peterson as a director and member of the Board. The appointment of Mr. Peterson to the Board was necessary to fill a vacancy on the Board created by the January 19, 2021 voluntary resignation, for personal reasons, of Roderick de Greef as a director.

The Company evaluated all events that occurred subsequent to June 30, 2020 through the issuance of the consolidated financial statements, and no other subsequent event was identified.